Segments and Geographical Information (Details) - Schedule of revenues, gross profit and assets for the operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RFID Division [Member]
Segment Reporting Information [Line Items]
Revenues	$ 12,455	$ 13,241	$ 14,445
Gross profit	3,265	2,906	3,371
Operating Income (Loss)	941	(126)	308
Balance of other intangible assets related to segment	40	60	81
Balance of Goodwill related to segment	4,676	4,676	4,676
Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues	2,502	826
Gross profit	(871)	2
Operating Income (Loss)	(2,722)	(1,642)
Balance of other intangible assets related to segment		538
Balance of Goodwill related to segment		471
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	18,594	19,750	18,205
Gross profit	3,724	3,750	3,372
Operating Income (Loss)	1,130	1,137	896
Balance of other intangible assets related to segment
Balance of Goodwill related to segment
Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues
Gross profit
Operating Income (Loss)
Balance of other intangible assets related to segment
Balance of Goodwill related to segment
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	33,551	33,817	32,650
Gross profit	6,118	6,658	6,743
Operating Income (Loss)	(651)	(631)	1,204
Balance of other intangible assets related to segment	40	598	81
Balance of Goodwill related to segment	$ 4,676	$ 5,147	$ 4,676